Weiss Alternative Balanced Risk Fund
Weiss Alternative Balanced Risk Fund
Weiss Alternative Balanced Risk Fund

Class	A	(not available for purchase)
Class	C	(not available for purchase)
Class	I	WEISX
Class	K	WEIKX

Supplement dated October 26, 2016, to the Prospectus dated December 1, 2015, as supplemented (the “Prospectus”), and the Statement of Additional Information (“SAI”) dated December 1, 2015, as supplemented.

As of October 26, 2016 (the “Effective Date”), the Weiss Alternative Balanced Risk Fund (the “Fund”) has implemented the following changes to its fees and expenses: (i) the period following purchase of shares during which the Fund will assess a redemption fee has been reduced from 90 days to 30 days; and (ii) the contractual limitation on the Fund’s total annual operating expenses has been reduced from 2.50%, 3.15%, 2.25% and 2.15% of the average daily net assets of the Fund’s Class A, Class C, Class I and Class K shares, respectively, to 1.98% of the Fund’s average daily net assets for each share class of the Fund, exclusive of certain fees and expenses described in footnote 6 to the “Fees and Expenses of the Fund” table below.

Accordingly, on the Effective Date, the “Fees and Expenses of the Fund” table in the Prospectus is revised as follows:
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest, in the future, at least $50,000 in the Fund. More information about these and other discounts is available in the section entitled “Choosing a Share Class: Class A Shares,” on page 23 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Weiss Alternative Balanced Risk Fund	Class A		Class C		Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%	1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") is generally imposed on Class A purchases of $1 million or more that are redeemed within 18 months after purchase.
[2]	A 1.00% CDSC will be imposed on Class C shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Weiss Alternative Balanced Risk Fund		Class A	Class C	Class I	Class K
Management Fees	[1]	1.60%	1.60%	1.60%	1.60%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Dividends and Interest on Short Positions	[1],[2]	1.00%	1.00%	1.00%	1.00%
Shareholder Servicing Fees	[1],[2]	0.10%	0.25%	0.10%	none
All other expenses	[1],[2]	0.60%	0.60%	0.60%	0.60%
Total Other Expenses	[1]	1.70%	1.85%	1.70%	1.60%
Acquired Fund Fees and Expenses	[1],[2],[3]	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	3.63%	4.28%	3.38%	3.28%
Less Fee Waiver and/or Expense Reimbursement	[1],[4]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	3.41%	4.06%	3.16%	3.06%
[1]	The expense information has been restated to reflect current fees.
[2]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[3]	Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights (when available) which only reflect the direct operating expenses incurred by the Fund.
[4]	Weiss Multi-Strategy Advisers LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding front end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses for each share class to 1.98% of average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least February 28, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three fiscal years from the date they were waived or paid, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

In addition, on the Effective Date, the “Example” tables in the Prospectus are revised as follows:
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Weiss Alternative Balanced Risk Fund - USD ($)	1 Year	3 Years
Class A	975	1,581
Class C	508	1,278
Class I	319	1,019
Class K	309	989

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Weiss Alternative Balanced Risk Fund - USD ($)	1 Year	3 Years
Class A	875	1,581
Class C	408	1,278
Class I	319	1,019
Class K	309	989

In addition, on the Effective Date, all references to the Fund’s expense limitation in the Prospectus and SAI are revised to state that the Fund’s limit on total annual operating expenses for each share class (exclusive of front end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) is 1.98% of the average daily net assets of the Fund.

On the Effective Date, all references in the Prospectus and SAI to the period following purchase of shares during which the Fund’s redemption fee will be assessed are revised to replace “90 days” with “30 days.”

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You should read this Supplement in conjunction with the Prospectus and the SAI.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-866-530-2690.

Please retain this Supplement for future reference.